Concentration of Credit Risk (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Percentage of total revenues attributable to single customer from which 10% or more of total revenues

	Three Months Ended		Three Months Ended
Segment	March 31, 2023	% of Total Revenue	March 31, 2022	% of Total Revenue
Customer A	$2,068	24%	$2,505	35%
Customer B	$1,052	12%	$—	—%
Customer C	$872	10%	$760	10.0%

	Year Ended		Year Ended
Segment	December 31, 2022	% of Total Revenue	December 31, 2021	% of Total Revenue
Customer A	$7,408	24%	$6,788	27%
Customer B	3,775	12%	7,492	29%
Customer C	3,769	12%	10,803	42%